Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 53,740	£ 122,713	£ 180,955
Right-of-use assets	95,839	118,814	92,254
Intangible assets and goodwill	16,980	16,369	261,514
Trade and other receivables	6,018	6,500	9,968
Total non-current assets	172,577	264,396	544,691
Current assets
Inventory	130,119	232,565	364,585
Trade and other receivables	31,069	56,259	77,884
Cash and cash equivalents	194,578	245,879	192,629
Other current assets	355,766	534,703	635,098
Assets held for sale		65,805
Total current assets	355,766	600,508	635,098
Total assets	528,343	864,904	1,179,789
Current liabilities
Trade and other payables	55,190	68,201	79,284
Loans and borrowings	84,137	178,084	180,540
Convertible Notes and embedded derivative	1,248	1,301
Lease liabilities	17,972	28,596	18,826
Provisions	9,436	26,538
Other current liabilities	167,983	302,720	278,650
Liabilities directly associated with the assets held for sale		39,602
Total Current liabilities	167,983	342,322	278,650
Non-current liabilities
Loans and borrowings	2,338	4,113	68,113
Convertible Notes and embedded derivative	354,147	347,739
Warrants	16	515	42,692
Lease liabilities	76,056	88,864	71,574
Provisions	5,736	8,752	7,985
Deferred tax			86
Total non-current liabilities	438,293	449,983	190,450
Total liabilities	606,276	792,305	469,100
Net assets	(77,933)	72,599	710,689
Share capital	55	55	55
Share premium	925,637	925,637	902,586
Merger reserve	420,834	420,834	420,834
Retained earnings	(1,427,344)	(1,278,799)	(611,209)
Foreign currency translation reserve	2,885	4,872	(1,577)
Total equity	£ (77,933)	£ 72,599	£ 710,689	[1]

[1]	The comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.